FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current	R$ 911,378	R$ 1,533,004
Non-current	169,977	251,299
Investment [Member]
IfrsStatementLineItems [Line Items]
Current	50,787	39,800
Non-current	27,554	139,949
Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Current	860,591	1,493,204
Bond [Member]
IfrsStatementLineItems [Line Items]
Non-current	R$ 142,423	R$ 111,350